Share-based payments - Second Special Fees Agreement (Details) - Second Special Fees Agreement - EUR (€)		2 Months Ended	4 Months Ended	6 Months Ended
	Apr. 20, 2022	Jun. 30, 2022	Apr. 20, 2022	Jun. 30, 2023	Jun. 30, 2022	Feb. 25, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based award equity instruments other than options aggregate fair value				€ 29,682,000		€ 32,250,000
Recognized as a current liability	€ 4,440,000		€ 4,440,000
Recognized as a non-current liability	1,353,000		1,353,000
Decrease in equity	€ 5,793,000
Share-based payment expenses		€ (3,772,000)	6,380,000	6,523,000	€ 2,608,000
Legal fees		(2,471,000)	4,498,000	4,272,000
Employee benefits expenses		€ (1,301,000)	€ 1,882,000	€ 2,251,000